Consolidated Statements of Net Loss and Comprehensive Loss - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 861,917	$ 721,519	$ 1,275,804	$ 509,148
Cost of sales	(247,113)	(536,735)	(798,888)	(85,101)
Gross profit	614,804	184,784	476,916	424,047
Operating expenses
General and administrative	2,723,861	4,915,263	4,057,167	397,990
Selling and marketing	564,266	3,296,373	3,484,159	36,681
Research and development, net	817,584	2,064,493	2,138,138	1,003,705
Total operating expenses	4,105,711	10,276,129	9,679,464	1,438,376
Operating loss	(3,490,907)	(10,091,345)	(9,202,548)	(1,014,329)
Other income (expenses)
Fair value adjustments on derivatives	29,463	0	0	113,178
Net finance costs	(61,397)	(506,002)	(107,751)	(245,147)
Foreign exchange gain (loss)	(13,937)	28,780	(3,742)	(982)
Loss on disposals	0	(1,165)	(1,331)
Total other expenses, net	(45,871)	(478,387)	(112,824)	(132,951)
Loss before income taxes	(3,536,778)	(10,569,732)	(9,315,372)	(1,147,280)
Income tax recovery:
Current tax recovery	0	0	0	0
Deferred tax recovery	0	(49,442)	0	0
Net loss	(3,536,778)	(10,520,290)	(9,315,372)	(1,147,280)
Other comprehensive income [abstract]
Foreign currency translation differences	0	(92,427)	(8,991)
Total comprehensive loss	$ (3,536,778)	$ (10,612,717)	$ (9,324,363)	$ (1,147,280)
Net Loss per share
Net Loss per share, Basic	$ (8.03)	$ (14.41)	$ (14.72)	$ (4.61)
Net Loss per share, Diluted	$ (8.03)	$ (14.41)	$ (14.72)	$ (4.61)
Weighted average number of shares outstanding
Weighted average number of shares outstanding, Basic	440,631	730,302	632,721	249,001
Weighted average number of shares outstanding, Diluted	440,631	730,302	632,721	249,001